Equity-accounted Investments - Condensed Summary of Company's Investments in and Advances to Joint Ventures (Detail) - USD ($)	Dec. 31, 2016	Dec. 21, 2016	Dec. 31, 2015	Jul. 31, 2014	Nov. 30, 2011
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	100.00%		17.62%
Advances to equity accounted joint venture partner	$ 1,299,854,000		$ 1,083,590,000
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	18.00%
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	52.00%
Sevan Marine [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	43.00%				40.00%
Other [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Advances to equity accounted joint venture partner	$ 2,802,000		16,072,000
Teekay Parent [Member] | Tanker Investments Limited [Member] | Conventional Tankers [Member] | Operating Segments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	8.00%
Advances to equity accounted joint venture partner	$ 36,699,000		34,224,000
Teekay Parent [Member] | Sevan Marine [Member] | Offshore Production [Member] | Operating Segments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	43.00%
Advances to equity accounted joint venture partner	$ 22,180,000		22,581,000
Teekay Offshore [Member] | Libra Joint Venture [Member] | Operating Segments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Advances to equity accounted joint venture partner	$ 69,972,000		17,952,000
Teekay Offshore [Member] | Itajai FPSO Joint Venture [Member] | Operating Segments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Advances to equity accounted joint venture partner	$ 71,827,000		59,692,000
Teekay LNG [Member] | Angola LNG Carriers [Member] | Liquefied Gas Carriers [Member] | Operating Segments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	33.00%
Advances to equity accounted joint venture partner	$ 63,673,000		56,203,000
Teekay LNG [Member] | BG Joint Venture [Member] | Liquefied Gas Carriers [Member] | Operating Segments [Member]
Schedule of Equity Method Investments [Line Items]
Advances to equity accounted joint venture partner	$ 33,594,000		25,574,000
Teekay LNG [Member] | BG Joint Venture [Member] | Minimum [Member] | Liquefied Gas Carriers [Member] | Operating Segments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	20.00%
Teekay LNG [Member] | BG Joint Venture [Member] | Maximum [Member] | Liquefied Gas Carriers [Member] | Operating Segments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	30.00%
Teekay LNG [Member] | Exmar LNG Joint Venture [Member] | Liquefied Gas Carriers [Member] | Operating Segments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Advances to equity accounted joint venture partner	$ 79,577,000		77,844,000
Teekay LNG [Member] | Exmar LPG Joint Venture [Member] | Liquefied Gas Carriers [Member] | Operating Segments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Advances to equity accounted joint venture partner	$ 165,064,000		163,730,000
Teekay LNG [Member] | Ras Gas Three [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	40.00%	40.00%
Teekay LNG [Member] | Ras Gas Three [Member] | Liquefied Gas Carriers [Member] | Operating Segments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	40.00%
Advances to equity accounted joint venture partner	$ 173,037,000		160,684,000
Teekay LNG [Member] | Teekay LNG-Marubeni Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	52.00%
Teekay LNG [Member] | Teekay LNG-Marubeni Joint Venture [Member] | Liquefied Gas Carriers [Member] | Operating Segments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	52.00%
Advances to equity accounted joint venture partner	$ 294,764,000		283,589,000
Teekay LNG [Member] | Yamal LNG Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest				50.00%
Advances to equity accounted joint venture partner	$ 146,700,000		96,900,000
Teekay LNG [Member] | Yamal LNG Joint Venture [Member] | Liquefied Gas Carriers [Member] | Operating Segments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Advances to equity accounted joint venture partner	$ 152,927,000		100,084,000
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Advances to equity accounted joint venture partner	$ 62,900,000		0
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | Liquefied Gas Carriers [Member] | Operating Segments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	30.00%
Advances to equity accounted joint venture partner	$ 64,003,000		0
Teekay Tankers [Member] | Tanker Investments Limited [Member] | Conventional Tankers [Member] | Operating Segments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	11.00%
Advances to equity accounted joint venture partner	$ 47,710,000		44,195,000
Teekay Tankers [Member] | High-Q Joint Venture [Member] | Conventional Tankers [Member] | Operating Segments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Advances to equity accounted joint venture partner	$ 22,025,000		$ 21,166,000